AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 29.7%
IT Services – 3.0%
Amdocs Ltd.	4,667	$425,631
VeriSign, Inc.(a)	2,442	476,898

		902,529

Semiconductors & Semiconductor Equipment – 5.8%
Analog Devices, Inc.	1,014	194,506
Applied Materials, Inc.	1,324	266,945
Broadcom, Inc.	814	1,058,599
NVIDIA Corp.	294	232,589

		1,752,639

Software – 17.2%
Adobe, Inc.(a)	862	482,961
Fortinet, Inc.(a)	2,306	159,368
Gen Digital, Inc.	17,430	374,571
Intuit, Inc.	857	568,097
Microsoft Corp.	6,542	2,706,033
Nice Ltd. (Sponsored ADR)(a)	575	140,961
Oracle Corp.	4,315	481,899
ServiceNow, Inc.(a)	343	264,569

		5,178,459

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	6,048	1,093,176

		8,926,803

Health Care – 14.9%
Biotechnology – 4.4%
AbbVie, Inc.	4,265	750,853
Gilead Sciences, Inc.	4,254	306,714
Vertex Pharmaceuticals, Inc.(a)	630	265,066

		1,322,633

Health Care Providers & Services – 5.1%
Cencora, Inc.	765	180,234
Elevance Health, Inc.	517	259,146
McKesson Corp.	969	505,246
UnitedHealth Group, Inc.	1,229	606,635

		1,551,261

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	196	111,755

Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co.	2,593	131,595
Eli Lilly & Co.	708	533,605
Merck & Co., Inc.	6,572	835,630

		1,500,830

		4,486,479

Company	Shares	U.S. $ Value

Financials – 14.5%
Banks – 2.1%
Bank of America Corp.	6,667	$230,145
JPMorgan Chase & Co.	2,209	411,006

		641,151

Capital Markets – 1.9%
Cboe Global Markets, Inc.	1,377	264,384
MSCI, Inc.	246	137,999
S&P Global, Inc.	417	178,634

		581,017

Financial Services – 5.0%
Fiserv, Inc.(a)	3,327	496,621
Mastercard, Inc. - Class A	632	300,049
Visa, Inc. - Class A	2,444	690,772

		1,487,442

Insurance – 5.5%
American Financial Group, Inc./OH	1,219	155,630
Everest Group Ltd.	961	354,494
Marsh & McLennan Cos., Inc.	2,056	415,867
Progressive Corp. (The)	1,486	281,686
Reinsurance Group of America, Inc.	887	156,866
Willis Towers Watson PLC	1,066	290,602

		1,655,145

		4,364,755

Communication Services – 10.4%
Diversified Telecommunication Services – 2.3%
Comcast Corp. - Class A	10,081	431,971
Verizon Communications, Inc.	6,141	245,763

		677,734

Entertainment – 1.1%
Electronic Arts, Inc.	2,454	342,284

Interactive Media & Services – 7.0%
Alphabet, Inc. - Class C(a)	9,559	1,336,157
Meta Platforms, Inc. - Class A	1,602	785,188

		2,121,345

		3,141,363

Consumer Discretionary – 7.9%
Broadline Retail – 1.1%
Amazon.com, Inc.(a)	1,880	332,309

Hotels, Restaurants & Leisure – 3.1%
Booking Holdings, Inc.(a)	97	336,477
Compass Group PLC (Sponsored ADR)	9,934	272,390
Yum! Brands, Inc.	2,276	315,044

		923,911

Company	Shares	U.S. $ Value

Specialty Retail – 3.7%
AutoZone, Inc.(a)	215	$646,294
O’Reilly Automotive, Inc.(a)	187	203,348
Ulta Beauty, Inc.(a)	472	258,920

		1,108,562

		2,364,782

Industrials – 6.8%
Aerospace & Defense – 0.9%
L3Harris Technologies, Inc.	1,287	272,406

Construction & Engineering – 0.6%
AECOM	2,164	192,228

Electrical Equipment – 0.4%
Eaton Corp. PLC	436	126,004

Professional Services – 4.9%
Automatic Data Processing, Inc.	1,148	288,297
Experian PLC (Sponsored ADR)	6,483	277,991
Genpact Ltd.	9,495	322,830
Paychex, Inc.	2,439	299,070
RELX PLC (Sponsored ADR)	3,196	140,369
Verisk Analytics, Inc.	533	128,933

		1,457,490

		2,048,128

Consumer Staples – 6.3%
Beverages – 1.9%
Coca-Cola Co. (The)	7,431	446,009
Keurig Dr Pepper, Inc.	4,566	136,569

		582,578

Consumer Staples Distribution & Retail – 1.7%
Koninklijke Ahold Delhaize NV (Sponsored ADR)	4,229	125,686
Walmart, Inc.	6,578	385,536

		511,222

Household Products – 1.2%
Procter & Gamble Co. (The)	2,249	357,456

Tobacco – 1.5%
Philip Morris International, Inc.	4,996	449,440

		1,900,696

Utilities – 2.9%
Electric Utilities – 2.2%
American Electric Power Co., Inc.	5,301	451,592
NextEra Energy, Inc.	3,781	208,674

		660,266

Multi-Utilities – 0.7%
CenterPoint Energy, Inc.	8,181	224,977

		885,243

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Exxon Mobil Corp.	1,883	196,811
Shell PLC (ADR)	8,738	549,009

		745,820

Company	Shares	U.S. $ Value

Real Estate – 1.2%
Industrial REITs – 0.5%
First Industrial Realty Trust, Inc.	2,550	$135,150

Specialized REITs – 0.7%
Public Storage	743	210,915

		346,065

Total Common Stocks (cost $26,114,848)		29,210,134

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $845,729)	845,729	845,729

Total Investments – 99.9% (cost $26,960,577)(e)		30,055,863
Other assets less liabilities – 0.1%		44,029

Net Assets – 100.0%		$30,099,892

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,260,627 and gross unrealized depreciation of investments was $(165,341), resulting in net unrealized appreciation of $3,095,286.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Low Volatility Equity ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$29,210,134	$—	$—	$29,210,134
Short-Term Investments	845,729	—	—	845,729

Total Investments in Securities	30,055,863	—	—	30,055,863
Other Financial Instruments(b)	—	—	—	—

Total	$30,055,863	$—	$—	$30,055,863

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$246	$1,040	$440	$846	$6